Investment securities and other investments - Summary of investments securities stated at amortized cost (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity Securities And Other Investments [Line Items]
Total	¥ 8,706,590	¥ 3,878,744
Time deposits stated at amortized cost
Equity Securities And Other Investments [Line Items]
Total	8,444,793	3,722,640
Other debt investments stated at amortized cost
Equity Securities And Other Investments [Line Items]
Total	¥ 261,797	¥ 156,104